Note 19 - Valuation Allowances	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
19.	VALUATION ALLOWANCES

Activity in the valuation accounts was as follows (in thousands):

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions (Net of Recoveries)	Translation and Other, Net	Balance at End of Period

Year Ended December 31, 2014:
Allowance for doubtful accounts receivable	$3,656	$503	$(51)	$(65)	$4,043
Valuation allowance for deferred tax assets	--	49,523	--	--	49,523

Year Ended December 31, 2013:
Allowance for doubtful accounts receivable	$1,118	$2,628	$(7)	$(83)	$3,656

Year Ended December 31, 2012:
Allowance for doubtful accounts receivable	$1,604	$174	$(665)	$5	$1,118